Other Liabilities (Current and Noncurrent Liabilities Rollforward) (Details3) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Restructuring Reserve
Liability, current, at the beginning of the period	$ 30
Payments	(30)
Other Adjustments	28
Liability, current, at the end of the period	27
Liability, noncurrent, at the beginning of the period	430
Other Adjustments	10
Liability, noncurrent, at the end of the period	440
Workforce
Restructuring Reserve
Liability, current, at the beginning of the period	28
Payments	(29)
Other Adjustments	29
Liability, current, at the end of the period	27
Liability, noncurrent, at the beginning of the period	430
Other Adjustments	10
Liability, noncurrent, at the end of the period	440
Space
Restructuring Reserve
Liability, current, at the beginning of the period	2
Payments	(1)
Other Adjustments	(1)
Liability, current, at the end of the period	$ 0